Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

As at December 31, 2022 and 2021, this account consists of receivables from:

	2022	2021
		(in million pesos)
Retail subscribers (Note 28)	17,216	15,676
Corporate subscribers (Note 28)	15,151	13,079
Foreign administrations (Note 28)	1,058	1,341
Domestic carriers (Note 28)	296	241
Dealers, agents and others (Note 28)	6,195	5,288
	39,916	35,625
Less: Allowance for expected credit losses	13,661	13,835
	26,255	21,790

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	432	339
Derivative financial assets – net of current portion	81	48
Current portion of derivative financial assets	—	93
Total	513	480

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2022 and 2021:

	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
	(in million pesos)
December 31, 2022
Balances at beginning of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835
Provisions and other adjustments (Note 5)	—	782	3,420	—	427	489	1	33	—	(13)	3	14	—	1,213	3,943	5,156
Reclassifications and reversals	—	(489)	578	—	(129)	(27)	—	—	—	—	562	6	—	(56)	557	501
Translation adjustments	—	—	—	—	41	24	—	—	—	—	—	—	—	41	24	65
Write-offs	—	—	(5,441)	—	—	(434)	—	(21)	—	—	—	—	—	—	(5,896)	(5,896)
Balances at end of the year	—	1,866	5,023	—	1,717	3,382	1	133	—	1	652	886	—	4,236	9,425	13,661

December 31, 2021
Balances at beginning of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251
Provisions and other adjustments (Note 5)	—	(820)	3,516	—	(18)	1,045	(9)	4	(3)	8	(48)	62	—	(898)	4,635	3,737
Reclassifications and reversals	—	(5)	86	—	(1)	(31)	—	(12)	—	—	—	(30)	—	(6)	13	7
Write-offs	—	(35)	(4,693)	—	—	(1,168)	—	(98)	—	(52)	—	(137)	—	(35)	(6,148)	(6,183)
Translation adjustments	—	—	—	—	17	6	—	—	—	—	—	—	—	17	6	23
Balances at end of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835